NOTE 12. THIRD PARTY BORROWINGS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
NOTE 12. THIRD PARTY BORROWINGS

Short-term borrowings

Summaries of short-term borrowings are as follows:

	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Short-term bank loans	7.03%	7.61%	February 2013 to November 2013	$102,458	$126,966
Lease securitization borrowings	—	10.62%	June 2012	—	23,013
Total	7.03%	8.07%		$102,458	$149,979

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bear interest at rates at the range of 5.60% to 8.53% as of December 31, 2011, denominated in RMB and have the terms within one year. The weighted average short-tem bank loans for the years ended December 31, 2012 and 2011 was $108,803 and $114,397, respectively.

Lease securitization borrowings are financial arrangements with the Trustee, in which a certain portion of the Company’s commercial truck leases will be securitized and sold to investors through the Trustee at each month. The borrowings bore interest at a rate of 10.62% as of December 31, 2011, are denominated in RMB, had terms within one year and have been fully paid up when matured in June 2012. The weighted average lease securitization borrowings for the years ended December 31, 2012 and 2011 was $7,746 and $40,911, respectively.

Long-term borrowings

	Weighted-average interest rate
	December 31,			December 31,
	2012	2011	Maturities	2012	2011

Long-term bank loans	—	7.32%	August 2012	$—	$44,438
Less: current maturities of long-term bank loans				—	(44,438)
Long-term bank loans				$—	$—

Long-term bank loans represent loans from a local bank that were used for working capital purposes. The loans bore interest at a rate of 7.32% as of December 31, 2011, are denominated in RMB, have terms between one to two years and have been fully repaid when matured in August 2012.